Taxation (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Taxation Charge Based on Profits
The Group’s tax charge is the sum of the total current and deferred tax expense.

Taxation charge based on profits for the year	2020 £m	2019 £m	2018 £m
UK current year charge	30	149	234
Rest of World current year charge	1,177	1,407	1,426
Charge/(credit) in respect of prior periods	66	(420)	(492)

Current taxation	1,273	1,136	1,168
Deferred taxation	(693)	(183)	(414)

	580	953	754

Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge
The following table reconciles the tax charge calculated at the UK statutory rate on the Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2020 £m	2020%	2019 £m	2019%	2018 £m	2018%
Profit before tax	6,968		6,221		4,800
UK statutory rate of taxation	1,324	19.0	1,182	19.0	912	19.0
Differences in overseas taxation rates	552	7.9	667	10.7	635	13.2
Benefit of intellectual property incentives	(586)	(8.4)	(691)	(11.1)	(482)	(10.0)
R&D credits	(105)	(1.5)	(119)	(1.9)	(73)	(1.5)
Fair value remeasurement of non-taxable put options	(3)	(0.0)	(45)	(0.7)	221	4.6
Tax losses where no benefit is recognised	18	0.3	15	0.2	24	0.5
Permanent differences on disposals and acquisitions	(338)	(4.9)	68	1.1	(7)	(0.1)
Other permanent differences	98	1.4	119	1.9	53	1.1
Re-assessments of prior year estimates	(228)	(3.3)	(364)	(5.9)	(436)	(9.1)
Changes in tax rates	(152)	(2.2)	121	2.0	(93)	(1.9)

Tax charge/tax rate	580	8.3	953	15.3	754	15.7

Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income
Future tax charges, and therefore our effective tax rate, may be affected by factors such as acquisitions, disposals, restructurings, the location of R&D activity, tax regime reforms and resolution of open matters as we continue to bring our tax affairs up to date around the world.

Tax on items charged to equity and statement of comprehensive income	2020 £m	2019 £m	2018 £m
Current taxation
Share-based payments	(14)	1	—
Defined benefit plans	(18)	16	(2)
Fair value movements on cash flow hedges	12	—	—
Fair value movements on equity investments	89	—	—

	69	17	(2)

Deferred taxation
Share-based payments	18	18	2
Defined benefit plans	(51)	173	(144)
Fair value movements on cash flow hedges	6	16	(2)
Fair value movements on equity investments	131	(95)	10

	104	112	(134)

Total credit/(charge) to equity and statement of comprehensive income	173	129	(136)

Summary of Movement in Deferred Tax Assets and Liabilities
Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangible assets £m	Contingent consideration £m	Intra-Group profit £m	Pensions & other post employment benefits £m	Tax losses £m	Share option and award schemes £m	Other net temporary differences £m	Total £m
At 1 January 2019	(295)	(959)	834	1,029	694	447	71	950	2,771
Exchange adjustments	17	88	—	(8)	(40)	(8)	(1)	55	103
Credit/(charge) to income statement	35	(204)	(77)	59	9	225	(7)	143	183
Credit/(charge) to statement of comprehensive income and equity	—	—	—	—	186	—	18	(92)	112
Acquisitions and disposals	1	(3,117)	—	40	15	278	—	(60)	(2,843)
R&D credits utilisation	—	—	—	—	—	—	—	(40)	(40)

At 31 December 2019	(242)	(4,192)	757	1,120	864	942	81	956	286
Exchange adjustments	(9)	41	—	(29)	4	(2)	(3)	(57)	(55)
(Charge)/credit to income statement	(45)	194	86	(67)	(44)	120	(5)	454	693
Credit/(charge) to statement of comprehensive income and equity	—	—	—	—	50	—	(13)	(141)	(104)
Acquisitions and disposals	—	(25)	—	—	—	—	—	—	(25)
R&D credits utilisation	—	—	—	—	—	—	—	(108)	(108)

At 31 December 2020	(296)	(3,982)	843	1,024	874	1,060	60	1,104	687

Summary of Deferred Tax Assets and Liabilities Recognised on the Balance Sheet	Deferred tax asset and liabilities are recognised on the balance sheet as follows:

	2020 £m	2019 £m
Deferred tax assets	4,287	4,096
Deferred tax liabilities	(3,600)	(3,810)

	687	286

Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits

	2020		2019
Unrecognised tax losses	Tax losses £m	Unrecognised deferred tax asset £m	Tax losses £m	Unrecognised deferred tax asset £m
Trading losses expiring:
Within 10 years	962	181	556	117
More than 10 years	414	51	838	108
Available indefinitely	265	47	159	27

At 31 December	1,641	279	1,553	252

Capital losses expiring:
Available indefinitely	2,287	419	2,148	355

At 31 December	2,287	419	2,148	355